SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Details)	11 Months Ended
Dec. 31, 2020 USD ($) shares
Offering Costs [Abstract]
Offering costs related to IPO	$ 23,491,852
Unrecognized tax benefits	0
Accrued interest and penalties	0
Federal Depository Insurance Coverage	$ 250,000
Class A Common Stock [Member]
Net Loss Per Share
Antidilutive securities excluded from computation of earnings per share (in shares) | shares	20,653,333
Common stock, subject to possible redemption (in shares) | shares	39,235,829